Leases Activity of the Right of use assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 01, 2019
Right of use asset activity [Roll Forward]
Right-of-use asset fair value used as deemed cost	$ 840,121		$ 724,819
Right-of-use assets	791,927		697,903
Property, plant and equipment, cost -fully depreciated assets	(5,528)
Accumulated deprecation right-of-use assets	(48,194)		(26,916)
Additions to right-of-use assets	120,830
Depreciation, right-of-use assets	(26,806)	$ (8,030)
Property, plant and equipment, fully depreciated assets - accumulated depreciation	5,528
Vessels [member]
Right of use asset activity [Roll Forward]
Right-of-use asset fair value used as deemed cost	817,709		705,857
Right-of-use assets	773,428		680,483	$ 48,500
Property, plant and equipment, cost -fully depreciated assets	(5,528)
Accumulated deprecation right-of-use assets	(44,281)		(25,374)
Additions to right-of-use assets	117,380
Depreciation, right-of-use assets	(24,435)
Property, plant and equipment, fully depreciated assets - accumulated depreciation	5,528
Drydock [Member]
Right of use asset activity [Roll Forward]
Right-of-use asset fair value used as deemed cost	22,412		18,962
Right-of-use assets	18,499		17,420
Property, plant and equipment, cost -fully depreciated assets	0
Accumulated deprecation right-of-use assets	(3,913)		$ (1,542)
Additions to right-of-use assets	3,450
Depreciation, right-of-use assets	(2,371)
Property, plant and equipment, fully depreciated assets - accumulated depreciation	$ 0